SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 7 – SUBSEQUENT EVENTS

On July 20, 2015, the Company issued a senior convertible note with a principal amount of $550,000 (the “July 2015 Note”) for a purchase price of $500,000. The July 2015 Note is due one year from the issuance date.

On January 17, 2016, the Company shall be obligated to pay the lender guaranteed interest equal to 10% of the then outstanding principal. At any time following this date, the July 2015 Note, including all accrued but unpaid interest, default interest and any applicable late charges thereon, shall be convertible at the option of the lender, at a conversion price equal to $7.6335 per share. The July 2015 Note may be prepaid at any time by the Company (i) in shares of common stock of the Company at a 20% discount to the average of the three daily volume weighted average prices of the Company's common stock for the prior three trading days (the “Prepayment Price”), provided the Company is then and for a period prior thereto in compliance with certain equity conditions and/or (ii) in cash at a 120% premium to the amount then outstanding.

If the $550,000 principal amount of the July 2015 Note and all accrued but unpaid interest thereof is not paid in full on or before January 16, 2016, the July 2015 Note shall amortize in four equal payments payable on January 20, 2016, February 20, 2016, March 20, 2016 and April 20, 2016. These payments shall be paid (i) in cash at a 120% premium, and/or (ii) in shares of the Company's common stock at the Prepayment Price, provided Blue Calypso is in compliance with certain equity conditions as defined in the July 2015 Note.

On August 17, 2015, we entered into a settlement agreement with IZEA, pursuant to which we settled all outstanding litigation with IZEA. Under the Agreement, IZEA has agreed to pay us a royalty fee of 4.125% of revenue from IZEA’s discontinued legacy platforms SocialSpark, Sponsored Tweets and WeReward.

On September 21, 2015, we entered into a settlement agreement with Yelp, pursuant to which we settled all outstanding litigation with Yelp.  Under the agreement, Yelp has agreed to purchase 4,000 KIOSentrix beacons.

On September 30, 2015, we granted 10,000 options to our VP of Sales.  The shares vest over a three year term with an exercise price of $5.14, the market price on the grant date.

Effective October 1, 2015, the Compensation Committee awarded the CEO options to purchase 32,864 shares of the Company’s common stock (the “Options”). The Options are exercisable at an exercise price of $5.00 per share for a term of 10 years. The Options were fully vested at the time of issuance.

From September 23, 2015 to October 2, 2015, we entered into a securities purchase agreement with certain accredited investors pursuant to which we sold an aggregate of 482,500 shares of our common stock for net proceeds, after commissions and other costs, of $1,871,888.  Pursuant to the securities purchase agreement, the Company also issued warrants to purchase an additional 482,500 shares of our common stock.  The warrants are exercisable at an exercise price of $4.75 per share for a term of five years.

The Company paid the placement agent cash commissions equal to 8% of the gross proceeds of the offering and also reimbursed the placement agent for its out of pocket expenses.

On October 12, 2015, the Company awarded two employees options to purchase a total of 5,000 shares of the Company’s common stock.  The options are exercisable at $3.90 per share for a term of 10 years.  Shares vest annually over a three year period.

On October 23, 2015, the Company awarded a consultant options to purchase a total of 2,000 shares of the Company’s common stock.  The options are exercisable at $2.86 per share for a term of 10 years.  Shares vest annually over a three year period.

NOTE 13 – SUBSEQUENT EVENTS During March 2015, the remaining shares of the Company’s Series A Convertible Preferred Stock were converted into an aggregate of 47,646 shares of common stock.